Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2023
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 6. Goodwill and Other Intangible Assets

      Goodwill

Changes in the carrying amount of the Company’s goodwill during the three months ended March 31, 2023 were as follows:

U.S. $ in thousands

Goodwill as of January 1, 2023	$64,953
Goodwill acquired	4,743
Foreign currency translation adjustments	39
Goodwill as of March 31, 2023	$69,735

      Other Intangible Assets

Other intangible assets consisted of the following:

	March 31, 2023			December 31, 2022
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$392,867	$(287,704)	$105,163	$387,603	$(283,671)	$103,932
Patents	17,808	(9,302)	8,506	17,508	(8,970)	8,538
Trademarks and trade names	17,291	(14,328)	2,963	16,278	(14,030)	2,248
Customer relationships	101,619	(88,495)	13,124	93,609	(86,925)	6,684
Capitalized software development costs	7,066	(7,066)	-	7,066	(7,066)	-
	$536,651	$(406,895)	$129,756	$522,064	$(400,662)	$121,402

Amortization expenses relating to intangible assets for the three-month period ended March 31, 2023 and 2022 were approximately $6.2 million and $9.2 million, respectively.

As of March 31, 2023, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated
amortization expenses
(U.S. $ in thousands)
Remaining 9 months of 2023	$19,362
2024	21,627
2025	19,149
2026	19,063
2027	18,099
2028 and thereafter	32,456
Total	$129,756